GUARANTEES AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
GUARANTEES AND CONTINGENCIES	GUARANTEES AND CONTINGENCIES
In the normal course of operations, the company’s operating subsidiaries have bank guarantees, insurance bonds, and letters of credit outstanding to third parties. As at December 31, 2021, the total outstanding amount was approximately $1.9 billion (2020: approximately $1.7 billion). The company does not conduct its operations, other than those of equity accounted investments, through entities that are not consolidated in these financial statements, and has not guaranteed or otherwise contractually committed to support any material financial obligations not reflected in these financial statements.
The company and its subsidiaries are contingently liable with respect to litigation and claims that arise in the normal course of operations. It is not expected that any of the ongoing litigation and claims as at December 31, 2021 could result in a material settlement liability to the company.